CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 157,621	$ 211,783
Marketable securities	42,073	28,606
Restricted cash	1,013	1,781
Accounts receivable, net of allowance of $7,323 and $7,872 as of December 31, 2011 and 2012, respectively	112,765	114,757
Prepaid expenses	17,171	13,163
Deferred income taxes, net	15,954	38,437
Other current assets	20,303	23,530
Total current assets	366,900	432,057
Long-term marketable securities	4,778	1,001
Property and equipment, net	418,966	389,549
Long-term deferred income taxes, net	195,012	172,376
Goodwill	379,415	378,235
Other intangible assets, net	214,685	285,361
Other long-term assets	19,654	21,872
Total assets	1,599,410	1,680,451
Current liabilities:
Accounts payable	18,792	16,023
Accrued payroll and related expenses	31,003	29,090
Other accrued liabilities	129,572	126,841
Deferred revenue	51,690	61,440
Current portion of long-term debt and capital lease obligations	1,375	1,655
Total current liabilities	232,432	235,049
Long-term debt and capital lease obligations	614,890	653,765
Other long-term liabilities	33,284	38,493
Total liabilities	880,606	927,307
Commitments and contingencies (See Note 15)
Stockholders' equity:
Convertible preferred stock, $0.01 par value, 100,000 shares authorized, 0 shares issued and outstanding as of December 31, 2011 and 2012	0	0
Common stock, $0.01 par value, 300,000 shares authorized, 196,202 and 196,919 shares issued as of December 31, 2011 and 2012, respectively, and 106,193 and 102,739 shares outstanding as of December 31, 2011 and 2012, respectively	1,969	1,962
Additional paid-in capital	2,057,974	2,071,298
Accumulated deficit	(606,148)	(613,668)
Treasury stock, at cost, 90,009 and 94,180 shares as of December 31, 2011 and 2012, respectively	(735,003)	(706,434)
Accumulated other comprehensive income (loss)	12	(14)
Total stockholders' equity	718,804	753,144
Total liabilities and stockholders' equity	$ 1,599,410	$ 1,680,451